LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP T. Rowe Price Growth Stock Fund
Supplement Dated January 19, 2024 to the Prospectuses Dated May 1, 2023

This Supplement updates certain information in the statutory and summary Prospectuses for the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). You may obtain copies of the Fund’s Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectuses for the Fund are effective April 5, 2024

The Fund’s name is changed as noted. All references to the Fund’s name are revised accordingly.

Current Fund Name	New Fund Name (effective 4/5/2024)

LVIP T. Rowe Price Growth Stock Fund	LVIP AllianceBernstein Large Cap Growth Fund

1.	The following replaces paragraphs within the Fund’s Principal Investment Strategy on page 2, under the Summary section:

The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by AllianceBernstein for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.

For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $0.5 billion to $3.1 trillion as of June 30, 2023, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

AllianceBernstein expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.

The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund’s investments include holdings in privately held companies and companies that only recently began to trade publicly (the “Private Placement Sleeve”). The Fund’s Private Placement Sleeve is managed by T. Rowe Price Associates, Inc. but does not currently intend to invest additional privately placed securities.

2.	The following information replaces the Principal Risks section beginning on page 2:

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•

Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.

•

Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•

Active Management Risk. The portfolio investments are actively managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•

Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.

•

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•

Private Placement and IPO Risks. Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods.

•

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.

3.	The following information is added alphabetically under the Investment Adviser and Sub-Advisers on page 3:

Investment Sub-Adviser:   AllianceBernstein L.P. (“AllianceBernstein”)

4.	The following information is added alphabetically under Portfolio Managers on page 3:

AllianceBernstein Portfolio Managers	Company Title	Experience with Fund
John H. Fogarty, CFA	Co-Chief Investment Officer – U.S. Growth Equities	Since April 2024
Vinay Thapar, CFA	Co-Chief Investment Officer – U.S. Growth Equities	Since April 2024

5.	The following replaces paragraphs within the Fund’s Principal Investment Strategy section on page 5 under the Additional Information About the Fund section:

The investment objective of the Fund is to seek long-term growth of capital. Dividend and interest income from the Fund’s securities, if any, is incidental to the Fund’s investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

AllianceBernstein L.P. (the “AllianceBernstein “) and T. Rowe Price Associates, Inc. (the “T. Rowe Price”) serve as sub-advisers to the Fund. AllianceBernstein manages a large preponderance of the Fund’s assets, and T. Rowe Price manages the Fund’s relatively small Private Placement Sleeve (discussed below).

The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by AllianceBernstein for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.

For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $0.5 billion to $3.1 trillion as of June 30, 2023, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

AllianceBernstein expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.

The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund’s Private Placement Sleeve is managed by T. Rowe Price which may invest in companies through initial public offerings and non-public offerings, known as private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria. These offerings can be a key source of capital for businesses, especially small or start-up companies. The offering document for a private placement specifies the terms of the offering, including the amount of money to be raised and the type of investor that can be solicited to participate in the offering, but contains more limited information on the company when compared to a public offering. T. Rowe Price does not currently intend to invest additional privately placed securities.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a share-holder vote, unless those strategies or policies are designated as fundamental.

6.	The following information replaces the Principal Risks section beginning on page 6 under the Additional Information About the Fund section:

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contacts are also subject to the creditworthiness of clearing organizations and exchanges; futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.

Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.

Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.

Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Stock declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on stock prices.

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions.

Active Management Risk. The portfolio investments are actively managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Large Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Foreign governments may impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

Private placement and IPO Risks. Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.

Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund.

7.	The following information is added alphabetically under the Sub-Adviser section on page 10:

Sub-Adviser	AllianceBernstein L.P., with its principal offices located at 501 Commerce Street, Nashville, TN 37203, is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. AllianceBernstein and its affiliates had assets under management of approximately $646 billion as of December 31, 2022.

AllianceBernstein L.P. Portfolio Managers	John Fogarty and Vinay Thapar are responsible for the day-to-day management of the portion of the Fund’s assets allocated to AllianceBernstein.

John H. Fogarty, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities. He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder.

Vinay Thapar, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities and a Portfolio Manager for the Global Healthcare Strategy. He is also a Senior Research Analyst, responsible for covering global healthcare. Before joining the firm in 2011, Thapar spent three years at American Century Investments as a senior investment analyst responsible for healthcare. Prior to that, he worked for eight years at Bear Stearns in the Biotech Equity Research Group, most recently as an associate director. Thapar holds a BA in biology from New York University and is a CFA charterholder.

Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.27 trillion as of December 31, 2022. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Manager	Joseph B. Fath, CPA, is responsible for the day-to-day management of the Fund’s Private Placement Sleeve.

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